Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Stock-based Compensation
Share-based Payment Arrangement, Option, Activity

The following table summarizes the stock option activity for the years ended December 31, 2021 and 2020:

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
(Aggregate intrinsic value in thousands)	Units	Exercise Price	Term (Years)	Value
Outstanding as of January 1, 2020	9,363,757	$0.61	8.22
Granted	8,541,033	0.29	0
Exercised	(299,334)	0.45	0
Forfeited	(4,010,754)	0.70	0
Outstanding as of January 1, 2021	13,594,702	$0.38	8.35
Granted	16,891,718	7.88	0
Exercised	(3,606,121)	0.40	0
Forfeited	(1,455,010)	1.39	0
Outstanding at December 31, 2021	25,425,289	$5.30	8.91	$182,291
Exercisable at December 31, 2021	5,745,305	$0.49	7.55	$68,850

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value

Other information about the Company’s stock options for the years ending December 31, 2021 and 2020 was as follows:

(In thousands)	2021	2020
Total grant date fair value of stock options vested	$776	$573

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	The following table summarizes the assumptions used in valuing the stock options for the year ended December 31, 2021 and 2020:

	2021	2020
Expected term	5.50 - 6.25 years	6.25 years
Risk-free interest rate	0.6% – 1.36%	0.4% – 1.4%
Expected volatility	46.3% – 47.7%	43.5% – 46.4%
Dividend yield	0%	0%

Share-based Payment Arrangement, Expensed and Capitalized, Amount

Total stock-based compensation expense was classified in the statements of operations for the years ended December 31, 2021 and 2020 as follows:

(In thousands)	2021	2020
Cost of revenues (stock options)	$846	$(65)
Selling, general and administrative (stock options)	5,481	187
Selling, general and administrative (earn-out shares)	2,080	—
Total stock-based compensation expense	$8,407	$122